Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 6. Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Building	$61,778,651	$50,250,266
Machinery Equipment	33,117,464	25,261,993
Electronic Equipment	2,187,806	925,060
Transportation Equipment	228,279	234,691
Other Equipment	81,431	880,575
Building Improvement	795,659	9,697,707
Subtotal	$98,189,290	$87,250,292
Less: accumulated depreciation	(18,620,517)	(16,739,952)
Total	$79,568,773	$70,510,340

Depreciation expenses for the years ended December 31, 2024,2023 and 2022 were $4,418,774, 3,016,946 and $1,347,274, respectively.

As of December 31, 2024 and 2023, the buildings with carrying value of $27,028,129 and $29,596,707 have been pledged for the purpose of obtaining bank loans.